REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                   December 5, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549




                    Re: Municipal Securities Trust, Multi-State Series 38 File No. 33-29989


Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 29, 1997 and became effective October 31, 1997 pursuant to Rule 485(b).

                                   Municipal Securities Trust, Multi-
                                   State Series 38


                                   REICH & TANG DISTRIBUTORS L.P.
                                   GRUNTAL & CO., L.L.C.


                                   By:
                                      ----------------------------------
                                        Peter J. DeMarco
                                        as agent for the Sponsors

659792.1